Mortgage banking activities -subnote (Details) - GNMA $ in Millions	3 Months Ended
Sep. 30, 2020 USD ($)
Mortgage banking
Loss for previously advanced interest on delinquent loans	$ (10.5)
Bulk loan repurchase
Mortgage banking
Repurchased Loans	$ 687.9